BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
SCHEDULE OF NET LOSS PER SHARE

The following table summarizes the Company’s net loss per share:

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(69,628)	$(75,521)
Net loss attributable to common stockholders	$(69,628)	$(75,521)

Denominator:
Weighted-average common stock outstanding, basic and diluted	28,582,194	26,331,630
Net loss per share, basic and diluted	$(2.44)	$(2.87)

SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES NOT INCLUDED IN THE CALCULATION OF DILUTED NET LOSS PER SHARE

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would have had an anti-dilutive effect are as follows (in common stock equivalent shares):

	As of December 31,
	2024	2023
Options to purchase common stock	2,434,535	5,230,344
Unvested restricted stock units	—	21,968
	2,434,535	5,252,312